OTHER PAYABLES (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other liabilities	$ 44,426	$ 98,536	$ 110,298